ACQUISITIONS (Details 8) (USD $) In Thousands, except Per Share data, unless otherwise specified	1 Months Ended				1 Months Ended		12 Months Ended		0 Months Ended
	Jul. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Aug. 31, 2012 Bearing Point	Jul. 31, 2012 Bearing Point	Dec. 31, 2012 Bearing Point	Dec. 31, 2011 Bearing Point	Jul. 31, 2012 Bearing Point Customer relationship	Jul. 31, 2012 Bearing Point Trade name
ACQUISITIONS
Ownership interest acquired (as a percent)						100.00%
Purchase price						$ 7,465
Cash consideration paid	9,004					3,601
Fair value of cash consideration						3,864
Amount of deferred compensation paid and expensed					1,025
Service period						P3Y
Net tangible assets:
Assets						6,729
Liabilities						(5,180)
Total						1,549
Intangible assets acquired:
Intangible assets acquired									1,845	512
Goodwill		102,222	102,659	37,348		4,266
Deferred tax liability						(707)
Total						5,916
Total consideration						7,465
Estimated useful lives
Estimated useful lives									5 years	2 years
Pro forma financial information
Net revenues							368,538	238,002
Net income							$ 2,484	$ 17,690
Net income per share
Basic (in dollars per share)							$ 0.05	$ 0.44
Diluted (in dollars per share)							$ 0.05	$ 0.41